Cover Page	6 Months Ended
Apr. 30, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE /CAN/
Entity Central Index Key	0001045520
Current Fiscal Year End Date	--10-31